Acquisitions and License Agreements (Narrative) (Details) (USD $)	3 Months Ended									12 Months Ended			0 Months Ended			3 Months Ended	60 Months Ended	1 Months Ended
	Sep. 26, 2014	Jun. 27, 2014	Mar. 28, 2014	Dec. 27, 2013	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012	Aug. 14, 2014	Mar. 19, 2014	Oct. 01, 2012	Sep. 28, 2012	Sep. 27, 2013	Jul. 31, 2014	Jan. 31, 2014
Business Acquisition [Line Items]
Cash payment, net of cash acquired										$ 2,793,800,000	$ 88,100,000	$ 13,200,000
Net sales	789,300,000	653,100,000	557,800,000	540,200,000	545,200,000	570,000,000	[1]	585,300,000	504,000,000	2,540,400,000	2,204,500,000	2,056,200,000
Non-cash impairment charges										381,200,000	0	0
Nuvo
Business Acquisition [Line Items]
Non-cash impairment charges	11,100,000
Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Total consideration													5,915,300,000
Cash received per share (in usd per share)													$ 30.00
Mallinckrodt shares issued per Questcor share (in shares)													0.897
Total Mallinckrodt shares issued with Questcor acquisition (in shares)													57,000,000
Total consideration, net of cash													5,470,200,000
Plus: cash assumed in acquisition													445,100,000
Contingent consideration													0
Cadence Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Total consideration														1,329,200,000
Cash received per share (in usd per share)														$ 14.00
Total consideration, net of cash														1,286,000,000
Plus: cash assumed in acquisition														43,200,000
Contingent consideration														0
CNS Therapeutics, Inc.
Business Acquisition [Line Items]
Total consideration															98,600,000
Total consideration, net of cash															95,000,000
Cash payment, net of cash acquired															88,100,000
Plus: cash assumed in acquisition															3,600,000
Contingent consideration															6,900,000
Contingent consideration, potential maximum															9,000,000
CNS Therapeutics, Inc. | In-process research and development
Business Acquisition [Line Items]
Discount rate used to value acquired intangible assets															35.00%
Acthar | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Number of FDA approved indications													19
Synacthen | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Contingent payment, maximum additional amount										215,000,000
Synacthen | Questcor Pharmaceuticals, Inc. | In-process research and development
Business Acquisition [Line Items]
Discount rate used to value acquired intangible assets													16.00%
Ofirmev | Licensing Agreements
Business Acquisition [Line Items]
Contingent payment, maximum additional amount										25,000,000
Royalties paid										13,200,000
Intrathecal
Business Acquisition [Line Items]
Net sales											29,200,000
Roxicodone
Business Acquisition [Line Items]
Net sales										13,100,000	8,400,000
Payment to acquire intangible assets																13,200,000
Exalgo | Licensing Agreements
Business Acquisition [Line Items]
Contingent payment, maximum additional amount										73,000,000
Royalties paid										22,000,000	24,000,000	16,100,000
Milestone payments																	65,000,000
Depomed | Licensing Agreements
Business Acquisition [Line Items]
Contingent payment, maximum additional amount										64,000,000
Milestone payments										10,000,000	5,000,000						22,000,000	5,000,000
Pennsaid | Licensing Agreements
Business Acquisition [Line Items]
Contingent payment, maximum additional amount										120,000,000
Royalties paid										4,300,000	3,900,000	7,500,000
Milestone payments																	15,000,000
Finite-lived intangible assets | Exalgo | Licensing Agreements
Business Acquisition [Line Items]
Milestone payments																	55,000,000
Completed technology | Acthar | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Discount rate used to value acquired intangible assets													14.50%
Completed technology | Ofirmev | Cadence Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Discount rate used to value acquired intangible assets														13.00%
Trademarks | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Discount rate used to value acquired intangible assets													10.00%
Customer relationships | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Discount rate used to value acquired intangible assets													10.00%
In-process research and development | CNS Therapeutics, Inc.
Business Acquisition [Line Items]
Estimated cost to complete in-process research															18,000,000
Royalty rights | Exalgo
Business Acquisition [Line Items]
Finite-lived intangible assets acquired																			7,200,000
5.75% Notes | Senior Notes | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Debt issued with acquisition													900,000,000
New Term Loan | Secured Debt | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Debt issued with acquisition													700,000,000
Interest rate	3.50%									3.50%
Receivable Securitization | Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Cash paid with acquisition													150,000,000
Receivable Securitization | Secured Debt
Business Acquisition [Line Items]
Interest rate	0.955%									0.955%
Term Loan | Secured Debt | Cadence Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Debt issued with acquisition														$ 1,300,000,000
Interest rate	3.50%									3.50%

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.